CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 247,639,205	$ 34,879,253	¥ 130,557,589	¥ 93,949,939
Foreign currency translation difference, tax	0		0	0
Related Party [Member]
Revenues	4,272	602	10,765	0
Related Party [Member] | Costs of revenues
Services received from related parties	6,031,719	849,550	5,353,661	5,166,381
Related Party [Member] | Sales and marketing expenses
Services received from related parties	1,795,959	252,956	2,004,654	2,857,063
Related Party [Member] | Research and development expenses
Services received from related parties	¥ 194,803	$ 27,437	¥ 356,789	¥ 604,605